Feb. 28, 2017
Janus Detroit Street Trust

The Organics ETF

(the “Fund”)

Supplement dated June 5, 2017
to Currently Effective Prospectus

The previously announced strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Fund, and Henderson Group plc was completed on May 30, 2017 (“Merger”).

Other Matters

Effective June 5, 2017, the following sentence is inserted at the end of the paragraph under “Investment Objective” on page 2:

                       The Adviser believes organic products are generally environmentally responsible and more likely to be sustainable.

Please retain this Supplement with your records.